Related Party Transactions - Schedule of Balances Amount with Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 60	$ 9	¥ 14,370
Amounts due to related parties	13,967	$ 2,192	11,814
Founders
Related Party Transaction [Line Items]
Amounts due from related parties			13,050
Affiliated Companies
Related Party Transaction [Line Items]
Amounts due from related parties	60		1,320
An Affiliated Company
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 13,967		¥ 11,814